RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
NOTE 6 - RELATED PARTY TRANSACTIONS

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party. Mr. William Alessi, CEO, is the Principal Executive Officer and director of the Company. The JanBella Group is an entity controlled by Mr. Alessi. Chris Chumas is a director and a minority shareholder of the Company.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010. An additional advance from Mr. Bideaux of $38,910 remains unpaid.

On February 6, 2019, Mr. William Alessi, the Company’s CEO and one of its directors, personally sold 6,000,000 shares of the Company’s Class A Preferred Shares to Chris Chumas for $100,000 in cash.

During the quarter ended March 31, 2019, Mr. Alessi returned to treasury 12,000,000 shares of Class “A” preferred shares to facilitate the acquisition of certain intellectual property as disclosed below and in Note 4 above. As a result, $12,000 has been added to his loan account in lieu of payment.

On July 18, 2019, the Company issued promissory notes to Mr. Alessi, JanBella Group and Mr. Chumas to evidence the amounts they advanced to the Company. The notes are due on demand, bear interest at 10% per year, and are secured by all of the Company's assets. At the option of the noteholders, the notes may be converted into shares of the Company's common stock. The number of shares which will be issued upon any conversion of the notes will be determined by dividing the principal amount to be converted (plus, at the option of the noteholder, accrued and unpaid interest) by the lower of (i) $0.001 or, (ii) 50% of the lowest bid price during the forty-five consecutive trading day period ending on the trading day immediately prior to the conversion date.

On or about July 22, 2019, the Company purchased shares of its Class A Preferred Shares from the following persons:

	Class A
Name	Preferred Shares	Consideration
William Alessi	12,000,000	$200,000	(1)

Chris Chumas	6,000,000	$100,000	(1)

(1) Payment for the preferred shares was in the form of notes. The notes bear interest at 8% per year, are due and payable on December 31, 2019, and are unsecured.

On or about July 22, 2019, S. Mark Spoone converted his 12,000,000 Class A Preferred Shares into 450,000 shares of the Company's common stock.

On January 29, 2020, the Company issued 7,000,000 shares of its common stock to each of William Alessi and Chris Chumas, respectively, for partial conversion of their promissory notes in the principal amount of $7,000 each, respectively.

The following table presents principal amounts due, and common and preferred shares held by William Alessi, Chris Chumas and S. Mark Spoone as of June 30, 2020:

		Interest	Common Shares	Preferred Shares
Name	Principal	rate	#	#
Chris Chumas	$143,287	8%-10%	7,000,000	nil

William Alessi	349,317	0%-10%	6,971,050(1)	nil

JanBella Group (2)	110,000	10%	nil	nil

S. Mark Spoone	nil		450,000	nil

Total	$602,605

(1) Includes 6,971,000 shares held in the name of Mr. Alessi’s trust, and 50 shares held in the name of Mr. Alessi’s IRA.

(2) Mr. Alessi’s entity.

See Part II – Unregistered Sales of Equity Securities and Use of Proceeds regarding the sale of unregistered securities and use of proceeds.

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010. An additional advance from Mr. Bideaux of $38,910 remains unpaid.

During the year ended December 31, 2018, Mr. William Alessi has advanced on behalf of the Company, a total of $61,255 which is non-interest bearing, unsecured and has no fixed terms of repayment.

On February 6, 2019 as set out in a Form 3 on February 19, 2019 Mr. William Alessi, the Company’s CEO and one of its directors, personally sold 6,000,000 shares of the Company’s Class A Preferred Shares to Chris Chumas.

On February 12, 2019 Chris Chumas acquired 6,000,000 Class A Preferred Shares from William Alessi for $100,000 in cash.

On July 11, 2019 Good Hemp appointed Chris Chumas as a director of the Company.

On July 18, 2019 the Company issued Promissory Notes to Mr. Alessi, JanBella Group and Mr. Chumas to evidence the amounts they advanced to the Company. The Notes are due on demand, bear interest at 10% per year, and are secured by all of the Company's assets.

On July 22, 2019 the Company purchased 12,000,000 and 6,000,000 shares of its Class A Preferred Shares from William Alessi and Chris Chumas, respectively. Payment for the Class A Preferred Shares was in the form of a $200,000 and $100,000 Note to William Alessi and Chris Chumas. The Note bears interest at 8% per year, is due and payable on December 31, 2019 and is unsecured.

On July 22, 2019 S. Mark Spoone converted his 12,000,000 shares of the Company's Class A Preferred Shares into 450,000 shares of the Company's common stock.

At December 31, 2019, the Company had $571,800 due to William Alessi and Chris Chumas. These amounts are convertible into common stock at the lower of (i) $0.001 or, (ii) 50% of the lowest bid price during the forty-five consecutive trading day period ending on the trading day immediately prior to the applicable conversion date.